Convertible Debentures	12 Months Ended
Oct. 31, 2021
Convertible Debentures
Convertible Debentures

15.	Convertible Debentures

Transactions related to the Company’s convertible debentures during the years ended October 31, 2021 and 2020, include the following:

Movements in Convertible Debentures	$
Balance - October 31, 2019	1,995,609
Conversion to common shares	(37,733)
Interest accretion	246,015
Deemed extinguishment	(2,147,550)
Effects of foreign exchange	(56,341)
Balance after deemed extinguishment	-
Deemed re-issuance	2,464,241
Fair value of derivative liability	(787,264)
Conversion to common shares	(75,130)
Interest accretion	146,964
Payments	(44,138)
Effects of foreign exchange	35,005
Balance - October 31, 2020	1,739,678
Interest accretion	510,678
Conversion to common shares (Note 15.1)	(1,042,951)
Payments	(1,312,722)
Effects of foreign exchange	105,317
Balance – October 31, 2021	-

15.1	During the year ended October 31, 2021, holders converted an aggregate total of convertible debenture principal of $1,042,951 (CAD$1,311,111) at CAD$0.125 per share into 10,488,884 common shares.

15.2	Modification of terms during the year ended October 31, 2020 and conversion

During the year ended October 31, 2020, two conversions of principal were recorded, totaling $112,863 (CAD$150,000), into a total of 1,038,095 common shares.

During the year ended October 31, 2020, the Company extended the maturity of all convertible notes outstanding, such that the following terms apply to all convertible notes outstanding as at October 31, 2020.

○	Original principal loan amount of $2,169,135 (CAD$2,950,000) due on November 1, 2021 (October 31, 2020 balance was $2,138,925 (CAD$2,850,000);

○	Interest payable at 8% per annum;

○	Convertible at CAD$0.125 into shares of the Company;

○	If at any time while the debentures are outstanding the Company issues securities for cash in a private placement at a price per share lower than CAD$0.125, the conversion price for any unconverted portion of the convertible debentures would be reduced to such lower price per security; and

○	Convertible at CAD$0.05 if the Company defaults on debt service.

Pursuant to the modification of the debentures, the following warrant transactions occurred:

○	Cancellation of 6,818,182 warrants issued pursuant to the convertible debenture agreements outstanding prior to the modification on July 10, 2020;

○	Issuance of 6,818,182 new warrants with as exercise price of CAD$0.16 and an expiration date of November 1, 2021 (Note 20.4);

○	The fair value of the newly issued warrants was recognized as an expense of debt restructuring on the statement of loss and comprehensive loss for the year ended October 31, 2020;

○	Issuance of 1,590,909 warrants as part of the consideration to the creditors for extending the maturity of the debt (Note 20.4). The fair value of these warrants was recognized as an expense of debt restructuring on the statement of loss and comprehensive loss for the year ended October 31, 2020.

As described above, the conversion price of the debenture is subject to change based upon whether a lower-than-CAD$0.125 private placement of equity is completed. This conversion feature was determined to be a derivative liability in accordance with IFRS 9. The value of the derivative liability as at October 31, 2020 was estimated to be $787,264, using the Black-Scholes pricing model with the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	0.24%

○	Expected life	1.0 years

○	Expected volatility	90%

The derivative liability will be remeasured at fair value through profit and loss at each reporting period using the Black-Scholes pricing model. The fair value as at October 31, 2020, was $583,390 (2019 - $249,320), and the unrealized gain for the year ended October 31, 2020 as a result of remeasurement was $221,820.

The fair value of the deemed reissuance was allocated as follows:

	CAD$	USD$
Convertible debentures, principal	2,280,671	1,676,977
Conversion option	1,070,670	787,264
	3,351,341	2,464,241

The discounted value of the loan after the modifications of terms was more than 10% lower than the carrying value of the loan and was therefore deemed an extinguishment and reissuance under IFRS 9. The costs of completing the modification were expensed.

The loss of restructuring this debt, as recognized on the statement of loss and comprehensive loss for the year ended October 31, 2020, was comprised of the following:

Composition of loss from debt restructuring	$
Difference: carrying value of deemed prior debt and deemed reissued debt	337,997
Replacement warrants - quantity - 6,818,182 (Note 20.4)	346,792
Consideration warrants - quantity - 1,590,909 (Note 20.4)	80,918
Total loss from deemed restructuring	765,707

The Company recorded a gain of $244,572 on the derecognition of the Company’s previously recorded derivative liability on the modification of the debt.